Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communication Services - 4.6%
Alphabet, Inc. - Class A	1,700,496	$262,964,701
Trade Desk, Inc. - Class A (a)	2,200,601	120,416,887
		383,381,588

Consumer Discretionary - 12.1%
Airbnb, Inc. - Class A (a)	1,626,985	194,359,628
Amazon.com, Inc. (a)	3,357,486	638,795,286
Chipotle Mexican Grill, Inc. (a)	3,325,981	166,997,506
		1,000,152,420

Financials - 21.7%
Ares Management Corp.	1,344,944	197,182,240
Arthur J Gallagher & Co.	987,143	340,801,249
Charles Schwab Corp.	646,630	50,618,196
KKR & Co., Inc.	2,839,911	328,322,111
MSCI, Inc. - Class A	229,546	129,808,263
Progressive Corp.	1,279,685	362,163,652
Visa, Inc. - Class A	1,094,408	383,546,228
		1,792,441,939

Health Care - 9.6%
Agilent Technologies, Inc.	385,556	45,102,341
Danaher Corp.	1,141,665	234,041,325
Intuitive Surgical, Inc. (a)	309,045	153,060,717
Thermo Fisher Scientific, Inc.	304,544	151,541,094
West Pharmaceutical Services, Inc.	915,132	204,879,752
		788,625,229

Industrials - 11.4%
Carrier Global Corp.	2,909,671	184,473,142
General Electric Co.	894,129	178,959,919
Uber Technologies, Inc. (a)	2,872,165	209,265,942
Veralto Corp.	1,852,018	180,479,154
Verisk Analytics, Inc.	616,589	183,509,218
		936,687,375

Information Technology - 37.7%
Cadence Design Systems, Inc. (a)	726,855	184,861,032
Datadog, Inc. - Class A (a)	1,384,384	137,344,737
Dynatrace, Inc. (a)	3,776,046	178,040,569
Intuit, Inc.	657,095	403,449,759
KLA Corp.	261,803	177,973,679
Marvell Technology, Inc.	3,782,797	232,906,811
Microsoft Corp.	1,549,724	581,750,892
Monolithic Power Systems, Inc.	338,321	196,219,414
NVIDIA Corp.	5,127,742	555,744,678
ServiceNow, Inc. (a)	340,549	271,124,681
Workday, Inc. - Class A (a)	787,614	183,931,498
		3,103,347,750

Materials - 1.8%
Ecolab, Inc.	588,085	149,091,309
TOTAL COMMON STOCKS (Cost $5,339,606,497)		8,153,727,610

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class Z, 4.23% (b)	13,125,146	13,125,146
TOTAL SHORT-TERM INVESTMENTS (Cost $13,125,146)		13,125,146

TOTAL INVESTMENTS - 99.1% (Cost $5,352,731,643)		8,166,852,756
Other Assets in Excess of Liabilities - 0.9%		73,585,894
TOTAL NET ASSETS - 100.0%		$8,240,438,650
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Sustainable Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,153,727,610	$–	$–	$8,153,727,610
Money Market Funds	13,125,146	–	–	13,125,146
Total Investments	$8,166,852,756	$–	$–	$8,166,852,756

Refer to the Schedule of Investments for further disaggregation of investment categories.